T. ROWE PRICE EQUITY INCOME ETF

March 31, 2026 Unaudited
PORTFOLIO OF INVESTMENTS‡	Shares	$ Value
(Cost and value in $000s)

COMMON STOCKS 97.8%
COMMUNICATION SERVICES 6.5%
Diversified Telecommunication Services 0.4%
Comcast, Class A	47,293	1,358
		1,358
Entertainment 0.9%
Walt Disney	33,142	3,194
		3,194
Interactive Media & Services 3.6%
Alphabet, Class A	22,499	6,470
Alphabet, Class C	17,948	5,148
Meta Platforms, Class A	2,961	1,694
		13,312
Media 0.8%
News, Class A	113,794	2,837
Versant Media Group (1)	4,714	174
		3,011
Wireless Telecommunication Services 0.8%
T-Mobile US	13,629	2,863
		2,863
Total Communication Services		23,738
CONSUMER DISCRETIONARY 3.6%
Broadline Retail 1.3%
Amazon.com (1)	23,280	4,848
		4,848
Hotels, Restaurants & Leisure 1.1%
Las Vegas Sands	72,381	3,900
		3,900
Leisure Products 0.3%
Mattel (1)	74,343	1,080
		1,080
Specialty Retail 0.9%
Home Depot	10,048	3,305
		3,305
Total Consumer Discretionary		13,133

T. ROWE PRICE EQUITY INCOME ETF

	Shares	$ Value
(Cost and value in $000s)
CONSUMER STAPLES 7.1%
Consumer Staples Distribution & Retail 0.6%
Walmart	18,679	2,321
		2,321
Food Products 0.9%
Conagra Brands	31,239	491
Tyson Foods, Class A	46,381	2,972
		3,463
Household Products 3.6%
Colgate-Palmolive	64,237	5,475
Kimberly-Clark	25,935	2,502
Procter & Gamble	36,040	5,206
		13,183
Personal Care Products 0.8%
Kenvue	158,760	2,737
		2,737
Tobacco 1.2%
Philip Morris International	25,795	4,265
		4,265
Total Consumer Staples		25,969
ENERGY 10.8%
Energy Equipment & Services 0.6%
SLB	40,121	2,062
		2,062
Oil, Gas & Consumable Fuels 10.2%
Chevron	20,004	4,139
ConocoPhillips	52,421	6,920
EOG Resources	21,209	3,066
EQT	20,397	1,298
Expand Energy	24,220	2,659
Exxon Mobil	34,530	5,858
Kinder Morgan	15,535	521
Phillips 66	1,940	353
South Bow (2)	32,581	1,086
TC Energy (2)	24,798	1,552
TotalEnergies (2)	93,240	8,483
Williams	24,003	1,747
		37,682
Total Energy		39,744

T. ROWE PRICE EQUITY INCOME ETF

	Shares	$ Value
(Cost and value in $000s)
FINANCIALS 20.3%
Banks 9.1%
Bank of America	100,850	4,916
Citigroup	55,917	6,342
Fifth Third Bancorp	89,464	4,157
Huntington Bancshares	232,299	3,635
JPMorgan Chase	21,536	6,335
U.S. Bancorp	92,273	4,799
Wells Fargo	40,667	3,238
		33,422
Capital Markets 2.4%
Charles Schwab	71,234	6,695
Morgan Stanley	3,981	655
State Street	12,740	1,612
		8,962
Consumer Finance 0.2%
Capital One Financial	3,402	621
		621
Financial Services 1.8%
Apollo Global Management	6,821	760
Corebridge Financial	24,400	582
Equitable Holdings	100,967	3,747
Fiserv (1)	20,071	1,120
Global Payments	6,169	415
		6,624
Insurance 6.8%
Allstate	13,553	2,810
American International Group	55,202	4,154
Chubb	17,003	5,542
Hartford Insurance Group	5,280	714
Loews	44,709	4,772
MetLife	98,064	6,935
		24,927
Total Financials		74,556
HEALTH CARE 12.6%
Biotechnology 0.3%
Biogen (1)	5,439	997
		997
Health Care Equipment & Supplies 3.1%
Becton Dickinson & Company	29,411	4,624
Medtronic	32,526	2,819

T. ROWE PRICE EQUITY INCOME ETF

	Shares	$ Value
(Cost and value in $000s)
Zimmer Biomet Holdings	42,412	3,835
		11,278
Health Care Providers & Services 3.9%
Cigna	11,123	2,967
CVS Health	59,385	4,265
Elevance Health	15,432	4,518
UnitedHealth Group	9,129	2,470
		14,220
Life Sciences Tools & Services 0.8%
Thermo Fisher Scientific	3,826	1,881
Waters (1)	4,280	1,274
		3,155
Pharmaceuticals 4.5%
AstraZeneca	15,397	3,036
Bristol-Myers Squibb	37,542	2,277
Johnson & Johnson	8,394	2,052
Merck	31,901	3,837
Novo Nordisk, ADR	32,212	1,184
Sanofi, ADR	16,895	814
Viatris	258,520	3,493
		16,693
Total Health Care		46,343
INDUSTRIALS & BUSINESS SERVICES 13.2%
Aerospace & Defense 4.4%
Boeing (1)	29,311	5,834
GE Aerospace	12,654	3,591
L3Harris Technologies	16,256	5,611
Standardaero (1)	44,622	1,152
		16,188
Air Freight & Logistics 0.9%
United Parcel Service, Class B	31,461	3,095
		3,095
Electrical Equipment 0.7%
Rockwell Automation	7,082	2,542
		2,542
Ground Transportation 2.1%
CSX	113,423	4,656
Norfolk Southern	2,611	749
Union Pacific	9,198	2,232
		7,637

T. ROWE PRICE EQUITY INCOME ETF

	Shares	$ Value
(Cost and value in $000s)
Industrial Conglomerates 0.2%
3M	5,902	857
		857
Machinery 3.6%
AGCO	19,607	2,272
Dover	5,505	1,147
Fortive	78,695	4,350
Middleby (1)	7,940	1,053
Stanley Black & Decker	63,774	4,532
		13,354
Passenger Airlines 0.9%
Southwest Airlines	86,692	3,257
		3,257
Professional Services 0.4%
Booz Allen Hamilton	20,525	1,602
		1,602
Total Industrials & Business Services		48,532
INFORMATION TECHNOLOGY 10.5%
Communications Equipment 0.5%
Cisco Systems	22,750	1,765
		1,765
Electronic Equipment, Instruments & Components 0.6%
Ralliant	34,050	1,416
TE Connectivity	1,885	394
Teledyne Technologies (1)	867	525
		2,335
IT Services 0.3%
Accenture, Class A	4,684	929
		929
Semiconductors & Semiconductor Equipment 7.3%
Advanced Micro Devices (1)	14,046	2,857
Applied Materials	13,160	4,498
Intel (1)	56,948	2,513
NXP Semiconductors	40,184	7,911
QUALCOMM	43,063	5,546
Texas Instruments	18,978	3,684
		27,009
Software 1.8%
Microsoft	9,420	3,487

T. ROWE PRICE EQUITY INCOME ETF

	Shares	$ Value
(Cost and value in $000s)
Salesforce.com	15,812	2,952
		6,439
Total Information Technology		38,477
MATERIALS 3.6%
Chemicals 1.6%
CF Industries Holdings	46,843	6,082
		6,082
Containers & Packaging 1.5%
Avery Dennison	6,283	1,085
International Paper	119,954	4,282
		5,367
Paper & Forest Products 0.5%
West Fraser Timber (2)	30,310	1,979
		1,979
Total Materials		13,428
REAL ESTATE 3.2%
Industrial REITs 0.5%
Rexford Industrial Realty, REIT	60,766	1,989
		1,989
Residential REITs 1.3%
Equity Residential, REIT	68,831	4,071
Sun Communities, REIT	5,552	699
		4,770
Specialized REITs 1.4%
CubeSmart, REIT	5,473	201
Public Storage, REIT	1,600	433
Rayonier, REIT	141,416	2,916
Weyerhaeuser, REIT	65,443	1,599
		5,149
Total Real Estate		11,908
UTILITIES 6.4%
Electric Utilities 4.3%
Alliant Energy	46,707	3,352
NextEra Energy	35,319	3,280
Southern	83,777	8,086
Xcel Energy	12,642	1,004
		15,722
Multi-Utilities 2.1%
Ameren	36,193	3,978
Dominion Energy	1,161	72

T. ROWE PRICE EQUITY INCOME ETF

	Shares	$ Value
(Cost and value in $000s)
Sempra	38,105	3,703
		7,753
Total Utilities		23,475
Total Common Stocks (Cost $334,165)		359,303
CONVERTIBLE PREFERRED STOCKS 0.3%
UTILITIES 0.3%
Electric Utilities 0.3%
Southern (1)(2)	18,374	944
Total Utilities		944
Total Convertible Preferred Stocks (Cost $926)		944
SHORT-TERM INVESTMENTS 1.6%
Money Market Funds 1.6%
State Street Institutional U.S. Government Money Market Fund, 3.60% (3)	6,101,541	6,102
Total Short-Term Investments (Cost $6,102)		6,102
SECURITIES LENDING COLLATERAL 0.3%
Investments in a Pooled Account through Securities Lending Program with State Street Bank and Trust Company 0.3%
Money Market Funds 0.3%
T. Rowe Price Treasury Reserve Fund, 3.68% (3)(4)	1,059,930	1,060
Total Investments in a Pooled Account through Securities Lending Program with State Street Bank and Trust Company		1,060
Total Securities Lending Collateral (Cost $1,060)		1,060
Total Investments in Securities 100.0% of Net Assets (Cost $342,253)		$367,409
Other Assets Less Liabilities (0.0%)		(45)
Net Assets 100.0%		$367,364

‡	Shares are denominated in U.S. dollars unless otherwise noted.
(1)	Non-income producing
(2)	All or a portion of this security is on loan at March 31, 2026.
(3)	Seven-day yield
(4)	Affiliated Companies
ADR	American Depositary Receipts
REIT	A domestic Real Estate Investment Trust whose distributions pass-through with original tax character to the shareholder

T. ROWE PRICE EQUITY INCOME ETF

FUTURES CONTRACTS
($000s)

	Expiration Date	Notional Amount	Value and Unrealized Gain (Loss)
Long, 3 E-mini S&P 500 contracts	06/26	1,013	$(28)
Net payments (receipts) of variation margin to date			—
Variation margin receivable (payable) on open futures contracts			$(28)

T. ROWE PRICE EQUITY INCOME ETF

AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended March 31, 2026. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate	Net Realized Gain (Loss)	Changes in Net Unrealized Gain/Loss	Investment Income
T. Rowe Price Treasury Reserve Fund	$—	$—	$—++
Totals	$—#	$—	$—+

Supplementary Investment Schedule
Affiliate	Value 12/31/25	Purchase Cost	Sales Cost	Value 3/31/26
T. Rowe Price Treasury Reserve Fund	$5,920	¤	¤	$1,060
	Total			$1,060^

++	Excludes earnings on securities lending collateral, which are subject to rebates and fees.
#	Capital gain distributions from underlying Price funds represented $0 of the net realized gain (loss).
+	Investment income comprised $0 of dividend income and $0 of interest income.
¤	Purchase and sale information not shown for cash management funds.
^	The cost basis of investments in affiliated companies was $1,060.
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE EQUITY INCOME ETF

Unaudited
    NOTES TO PORTFOLIO OF INVESTMENTS

T. Rowe Price Exchange-Traded Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act). The Equity Income ETF (the fund) is an open-end management investment company established by the corporation and follows accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). The fund is considered an actively-managed exchange-traded fund (ETF) that does not disclose its portfolio holdings daily, which is different from a traditional ETF and may create additional risks. For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value
The fund’s financial instruments are valued at the close of the New York Stock Exchange (NYSE), normally 4 p.m. Eastern Time, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated T. Rowe Price Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1  –  quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2  –  inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3  –  unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques
Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities.

T. ROWE PRICE EQUITY INCOME ETF

Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Futures contracts are valued at closing settlement prices.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation Designee typically will afford the greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs
On March 31, 2026, all of the fund’s financial instruments were classified as Level 1, based on the inputs used to determine their fair values.
OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict, terrorism, geopolitical and regulatory developments (including trading and tariff arrangements), and public health epidemics or threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events.
ETF787-054Q1
03/26